Leases - Lease Revenues and Maturity of Future Minimum Rents (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
2022	$ 290,284
2023	551,493
2024	495,354
2025	436,400
2026	388,471
2027	318,837
Thereafter	1,345,024
Total	$ 3,825,863